Financial instruments and financial risk factors (Tables)	6 Months Ended
Apr. 30, 2022
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The Company’s financial assets measured at fair value on a recurring basis are measured under level 1 of the hierarchy and were calculated as follows:

	Balance	Level 2
	$	$
As at April 30, 2022
Accounts receivable	11,501,265	11,501,265
	11,501,265	11,501,265
As at October 31, 2021
Accounts receivable	4,072,701	4,072,701
	4,072,701	4,072,701

Schedule of fair value measurement of liabilities
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

	Balance	Level 1	Level 2
	$	$	$
As at April 30, 2022
Conversion feature of convertible debt (see Note 11)	11,469,108	—	11,469,108
	11,469,108	—	11,469,108
As at October 31, 2021
Conversion feature of convertible debt (see Note 11)	29,028,938	—	29,028,938
Warrants (see Note 12)	82,109,334	53,549,989	28,559,344
	111,138,272	53,549,989	57,588,282

Schedule of fair value measurement of price
The following table sets out the Company's exposure, as of April 30, 2022, in relation to the impact of movements in the Cobalt and Nickel price for the provisionally invoiced sales volume:

	Cobalt		Nickel
	April 30,	October 31,	April 30,	October 31,
	2022	2021	2022	2021
	$	$	$	$
Metric tonnes subject to fair value pricing adjustments	2,595	1,728	2,595	1,728
10% increase in prices	681,592	303,351	1,024,667	448,266
10 % decrease in prices	(681,592)	(303,351)	(1,024,667)	(448,266)